ORGANIZATION AND BASIS OF PRESENTATION (Financial Information of The Company's VIE and VIE's subsidiaries) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 49,723	$ 49,738
Prepayment and other current assets	3,573	2,861
Total current assets	69,648	73,868
Total assets	89,986	93,878
Total current liabilities	25,237	21,144
Total liabilities	25,369	21,144
Total equity	64,617	72,734
Revenues	52,102	41,564	32,579
Net income	8,209	(4,105)	(2,842)
Net Cash Provided by (Used in) Operating Activities	15,063	9,192	7,653
Net Cash Provided by (Used in) Investing Activities	471	(9,843)	31,420
Net Cash Provided by (Used in) Financing Activities	(17,168)	(8,063)	(2,109)
Exchange rate effect on cash and cash equivalents	410	906	354
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	15,798	8,108
Prepayment and other current assets	3,311	2,771
Total current assets	29,581	23,482
Total assets	47,381	40,679
Deferred revenue	9,408	7,848
Total current liabilities	24,041	20,196
Total liabilities	24,041	20,196
Total equity	23,340	20,482
Revenues	52,005	42,510	33,257
Net income	14,944	7,365	6,370
Net Cash Provided by (Used in) Operating Activities	6,958	2,860	6,614
Net Cash Provided by (Used in) Investing Activities	549	(2,137)	(4,407)
Net Cash Provided by (Used in) Financing Activities	0	0	0
Exchange rate effect on cash and cash equivalents	$ 183	$ 481	$ 155